Shares Issued For Services (Details) (USD $)	12 Months Ended
Sep. 30, 2013
Commitments Shares Issued For Services 1	$ 0
Commitments Shares Issued For Services 2	312,903
Commitments Shares Issued For Services 3	0
Commitments Shares Issued For Services 4	80,200
Commitments Shares Issued For Services 5	1,002,500
Commitments Shares Issued For Services 6	0
Commitments Shares Issued For Services 7	1,002,500
Commitments Shares Issued For Services 8	$ 393,103